Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of E-Home Household Service Holdings Limited and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Discontinued operations

Discontinued operations

The Company accounts for a component of its business as a discontinued operation when the criteria in ASC 205-20, Presentation of Financial Statements — Discontinued Operations, are met. A discontinued operation is a component of an entity that has been disposed of or is classified as held for sale and represents a separate major line of business or geographical area of operations, or is part of a single coordinated plan to dispose of such a line of business or area of operations, and for which the operations and cash flows can be clearly distinguished from the rest of the Company.

Upon meeting the criteria for discontinued operations, the results of operations of the component, including any gain or loss recognized on the disposal, are presented separately, net of income taxes, from continuing operations in the consolidated statements of operations for all periods presented. Assets and liabilities of a component classified as held for sale are presented separately in the consolidated balance sheets.

Prior-period financial statements are reclassified to conform to the current presentation when a component of the business is reported as a discontinued operation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, the allowance for credit losses, estimated useful lives of fixed assets, intangible assets and operating lease right-of-use assets, and accruals for income tax uncertainties.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash is cash held as collateral for transactions and loans the Company has entered into or penalty the Company is required to pay.

The ending balance of restricted cash presented on the face of the consolidated balance sheets as of June 30, 2025 and 2024 were $8,425 and $144,855, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due on demand. Management reviews the adequacy of the allowance of expected credit loss on an ongoing basis, using historical collection trends and aging of receivables. The carrying value of such receivable, net of the expected credit loss, represents its estimated realizable value. The Company expect to collect the outstanding balance of current accounts receivable, net within one year.

The Company use CECL model and individual evaluation method to estimate the allowance for credit losses. For those past due balances and other higher risk receivables identified by the Company are reviewed individually for collectability. The Company evaluates the expected credit loss of accounts receivable based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

For the years ended June 30, 2025, 2024 and 2023, the Company assessed the recoverability of its accounts receivable and record expected credit losses of $105,212, $288,662 and Nil, respectively.

Advances to suppliers

Advance to suppliers

Advance to suppliers refer to advances for purchase of inventories or services, which are applied against accounts payable when the inventories or services are received.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered as impaired. The allowance for advances to suppliers recognized for the years ended June 30, 2025, 2024 and 2023 were Nil, $222,721 and Nil, respectively.

Loan receivables

Loan receivables

Loan receivables represent amounts due from non-related party companies. Loan receivables are recorded at the outstanding principal amount, net of an allowance for credit losses if applicable. The Company assesses the collectability of loan receivables on a periodic basis in accordance with ASC 326, Financial Instruments — Credit Losses. An allowance for credit losses is established when management determines that it is probable that not all amounts will be collected according to the contractual terms. The assessment is based on factors such as the borrower’s financial condition, payment history, current economic conditions, and reasonable and supportable forecasts. Loan balances are written off when collection is deemed not probable and all collection efforts have been exhausted.

Interest income of loan receivables is recognized based on the contractual interest rates using the effective interest method. Interest receivable recorded in prepayments, deposits and other current assets represents accrued interest that has been earned but not yet received as of the balance sheet date. Accrued interest is evaluated for collectability together with the related loan receivables and is included in the allowance for credit losses, if applicable.

Prepayments, deposits and other current assets

Prepayments, deposits and other current assets

Prepayments, deposits and other current assets refer to prepaid for marketing fee, receivable from equity transfer, tax receivable and so on. Prepaid marketing fees are amortized during the contract periods which are within 1 year.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the receivables expected not to be collected, the Company would write off such amount in the period when it is considered as impaired. For the years ended June 30, 2025, 2024 and 2023, the Company assessed the recoverability of its accounts receivable and record expected credit losses of $1,342,454, Nil and Nil, respectively.

Inventories

Inventories

Inventories primarily include purchased accessories, appliances and E-watches for senior care services. Cost of inventories is based on purchase costs. Inventories are stated at the lower of cost or net realizable value. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress. For the years ended June 30, 2025, 2024 and 2023, the Company recorded impairment provision of inventories for lower of cost or net realizable value of Nil, Nil and $119,782, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:

Useful Lives
Buildings and improvements	20 years
Office and electronic equipment	3 - 5 years
Motor vehicles	4 - 10 years
Machinery	5 - 10 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets consist of software acquired from third parties, customer relationships, copyrights and trademarks acquired from business combination and senior care service app developed by the Company. The Company has purchased software from third parties used for operation management and developed an app for its senior care service. Customer relationships include but are not limited to: (1) customer contracts and related customer relationships, (2) noncontractual customer relationships, (3) customer lists, and (4) order or production backlog acquired by the Company from business combination. In accordance with ASC 805-20-55, customer relationships should be recognized separately from goodwill if it meets either of the following criteria: (1) contractual-legal criterion: the intangible asset arises from contractual or other legal rights (regardless of whether those rights are transferable or separable from the acquired business or from other rights and obligations); or (2) separability criterion: the intangible asset is capable of being separated or divided from the acquired business and sold, transferred, licensed, rented, or exchanged.

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives. Software, senior care service app, copyrights, trademarks and customer relationships are amortized on a straight-line basis over the estimated economic useful lives of five to ten years.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Long-lived assets with carrying values that are not expected to be recovered through future cash flows are written down to their estimated fair values. The carrying value of a long-lived asset is deemed not recoverable if it exceeds the sum of undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the asset’s carrying value exceeds the sum of its undiscounted cash flows, a non-cash asset impairment charges equal to the excess of the asset’s carrying value over its estimated fair value is recorded. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. The Company measures fair value using market price indicators or, in the absence of such data, appropriate valuation technique.

Contract liabilities

Contract liabilities

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration, or an amount of consideration is due from the customer. The Company recognizes contract liabilities when it receives payments from customers before the related performance obligation is satisfied.

Contract liabilities are recognized at the earlier of when the related revenue is recognized or when payments are received in advance of performance. Upon satisfying the performance obligations, the Company recognizes the revenue and reduces the contract liabilities balance.

Leases

Leases

From July 1, 2018, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended June 30, 2023, 2024 and 2025.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Convertible note - cash conversion feature

Convertible note - cash conversion feature

ASC 470, Debt, requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate. ASC 470-20 requires that the initial proceeds from the sale of these notes be allocated between a liability component and an equity component in a manner that reflects interest expense at the interest rate of similar nonconvertible debt that could have been issued by the Company at such time. We measured the estimated fair value of the debt component of our convertible notes as of the issuance date based on our nonconvertible debt borrowing rate. The equity components of the convertible senior notes have been reflected within additional paid-in capital in our consolidated balance sheet, and the resulting debt discount is amortized over the period during which the convertible notes are expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Freestanding instruments-warrants

Freestanding instruments-warrants

Per ASC 470-20-30-2, when detachable warrants (detachable call options) are issued in conjunction with a debt instrument as consideration in purchase transactions, the amounts attributable to each class of instrument issued shall be determined separately, based on values at the time of issuance.

(1) The first step in determining the proper accounting for warrants is to determine whether the equity-linked component is free standing financial instrument of embedded in a host instrument. According to the warrant agreement, the debt and warrant agreements were both entered into by the parties on December 20, 2021 and May 13, 2022 warrants were issued as part of the subscription agreement with the note holders. The holder can transfer the warrant to any person or entity in accordance with the warrant agreement as long as there is a registration statement effective. The warrants can be exercised any time after issuance dates and prior to the expiration date. The debt can remain outstanding even after the warrants are exercised. Based on the above facts, the warrants should be considered as a freestanding instrument.

(2) The next step is to determine whether the free-standing instrument is within the scope of ASC 480. The warrants are not within the scope of ASC 480 because the warrant is not considered a mandatorily redeemable financial instrument. The Company has no obligation to redeem the shares or settle the obligation by transferring assets.

(3) The last step is to determine if the freestanding instrument should be accounted for as an equity instrument or liability within the guidance of ASC 815-40. The Company determines the value of the warrants using the Black- Scholes Option Pricing Model (“Black-Scholes”) using the stock price on the date of issuance, the risk-free interest rate associated with the life of the debt, and the volatility of the stock.

Based on the above analysis, the Company concluded that the warrant shall be classified as equity and is recorded at fair value. Subsequent re-measurement is not required.

Convertible debt – derivative treatment

Convertible debt – derivative treatment

When the Company issues debt with a conversion feature, we must first assess whether the conversion feature meets the requirements to be treated as a derivative, as follows: a) one or more underlying, typically the price of our common stock; b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; c) no initial net investment, which typically excludes the amount borrowed; and d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash. An embedded equity-linked component that meets the definition of a derivative does not have to be separated from the host instrument if the component qualifies for the scope exception for certain contracts involving an issuer’s own equity. The scope exception applies if the contract is both a) indexed to its own stock; and b) classified in shareholders’ equity in its statement of financial position.

If the conversion feature within convertible debt meets the requirements to be treated as a derivative, we estimate the fair value of the convertible debt derivative upon the date of issuance. If the fair value of the convertible debt derivative is higher than the face value of the convertible debt, the excess is immediately recognized as interest expense. Otherwise, the fair value of the convertible debt derivative is recorded as a liability with an offsetting amount recorded as a debt discount, which offsets the carrying amount of the debt. The convertible debt derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. The debt discount is amortized through interest expense over the life of the debt. The Company did not identify any derivative in their convertible notes issued during the reporting period.

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, prepayments, deposits and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 –	Quoted prices in active markets for identical assets and liabilities.
Level 2 –	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 –	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable and accounts payable to approximate the fair value of the respective assets and liabilities as of June 30, 2025 and 2024 owing to their short-term or immediate nature. The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market. For operating lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the years ended June 30, 2025, 2024 and 2023, there were no transfers between different levels of inputs used to measure fair value.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, pursuant which revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services.

The Company generates revenues primarily from installation & maintenance services, housekeeping services, senior care services, sales of household appliance accessories and sales of E-watches. The Company sells its goods and services through a third-party service provider, WeChat platform. The Company’s revenues are subject to value added tax (“VAT”). To record VAT payable, the Company uses the gross presentation method, which presents the taxable services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT in accordance with ASC 606. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

Installation& maintenance

Installation and maintenance services mainly consist of the following services: technical home installation and repair, maintenance and other after sale services. Revenues from installation and maintenance services are recognized at a point in time once the service is transferred to the customer. For service arrangements that include multiple performance obligations, revenues are allocated to each performance obligation based on its standalone selling price. The Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method, generally based on the best estimate of selling price. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company acts as principal and has contracts with third-party service providers (i.e., service outlets) who acts as agents. The Company is responsible for market development and providing the customer information to the service provider, directing the outlet to provide services and coordination with the customer, while the service provider provides the door-to-door service. The price of services is set by the Company and the service provider is only responsible for collection of payments. When the Company’s end customers place orders online for services, they pay either a required visit fee or the estimated full amount of service fee through third-party payment platforms, such as WeChat Pay and Alipay. If the customer is not satisfied with the chosen provider, the service provider can be re-selected. Regardless of the service provider’s performance, the Company is still liable to complete the orders. If the end customer fails to pay after satisfactory service is provided and the service provider is unable to collect payment from the end customer, the Company will communicate directly with the end customer. The service provider is not obligated to pay the Company. To minimize our risk, the service provider will remit payment of any outstanding receivables each month.

Housekeeping services

Housekeeping services refer to services including housecleaning, maternity matron and personnel staffing. Revenues from housekeeping are generally recognized at a point in time upon completion of services to the customer based on the relative selling price method. For certain cleaning service orders provided to corporate clients under service arrangements that cover a specified period, revenues are recognized over time based on the progress toward completion of the performance obligation, as the services are rendered.

The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the services.

Senior care services

Senior care services refer to services including heart rate test, daily steps count, location and track record, call for help by WeChat or phone, and other care services including nanny service rendered to senior customers through an E-watch, which is given to the customers when they pay the annual fees. The customers sign a contract for the services with our company. The contract term is normally one year. The revenues from senior care services are allocated into the revenue from the E-watch sold and the revenue of the services provided. Revenues from the E-watch sold are recognized at a point in time once customers receive the E-watch and the revenues from the services provided are recognized over the service period. We consider whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). We determine it is a principal and recognizes revenues at the gross amount received for the services.

Disaggregation of revenue from contracts with customers

During the process of performing the installation and maintenance services, the Company also sells household appliance accessories such as air conditioner parts to its customers according to the customers’ needs. The Company did not sell these household appliance accessories separately. The senior care services consist of the sale of E-watch and the care services. The E-watch cannot be sold to the customers solely without the care services, and the care services should be rendered by the E-watch. Consequently, the Company regards these operating activities as operating in one material segment, being the revenue of senior care services.

Based on the above discussion, the Company disaggregated sales of household appliance accessories from installation and maintenance revenue and senior care services revenue into the sales of the E-watch and the care service. Sales of household appliance accessories and E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period.

Educational consulting services

The Company also generates revenues from providing educational consulting services to its customers. Revenues from educational consulting services are recognized at a point in time upon completion of services to the customer based on the relative selling price method. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the services.

Sales of pharmaceutical products

The Company also generates revenues from sales of pharmaceutical products to its customers, which are mainly pharmaceutical stores in PRC. The business has been discontinued since November 2024, as the Company disposed of its subsidiary Zhongrun. Under the adoption of ASC 606, the Company recognized revenues in a manner to depict the transfer of goods to a customer at an amount that reflects the consideration expected to be received in exchange for those goods. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company considers customer purchase orders to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods itself (that is, the entity is a principal) or to arrange for the other party to provide those goods (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the goods. The Company controls the specified good before that good is transferred to its customers based on the following indicators: (1) the Company is primarily responsible for fulfilling the promise to provide the specified good, (2) the Company bears the inventory risk before or after (i.e., customer has a right of return) the specified good has been transferred to a customer, (3) the Company has discretion in setting the price for the specified good.

In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company provide its customers with rights to return the sold goods for several days after the customers’ acceptance of the goods and can reasonably estimates return provision for the goods. The product return provisions are estimated based on (1) historical rates, (2) specific identification of outstanding returns not yet received from customers and outstanding discounts and claims and (3) estimated returns, discounts and claims expected, but not yet finalized with customers. The Company analyzed historical refund claims for defective products and concluded that they have been immaterial since the Company can return the goods returned from the customers to its suppliers.

Revenues are reported net of all VAT. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery. Prices are determined based on negotiations with the Company’s customers when signing the contracts and are not subject to adjustment.

Cost of revenues	Cost of revenues Cost of revenues consists of service fees paid to staff, outlets, suppliers and the cost of accessories sold.
Government subsidies

Government subsidies

Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies are recognized when received and all the conditions for their receipt have been met.

For the years ended June 30, 2025, 2024 and 2023, the Company received government subsidies of $338, $14,035, and $86,120, respectively. The grants were recorded as other income in the consolidated financial statements.

Income taxes

Income taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

Ordinary shares

Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no potentially dilutive ordinary shares for the year ended June 30, 2025. The potentially dilutive ordinary shares for years ended June 30, 2024 and 2023 were 55 shares and 14,815 shares, respectively.

Comprehensive loss

Comprehensive loss

ASC Topic 220 establishes standards for reporting comprehensive income (loss) and its components. Comprehensive loss is defined as the change in equity during a period from transactions and other events from non-owner sources. For the fiscal years ended June 30, 2025, 2024 and 2023, foreign currency translation loss adjustments of $1,120,662, $62,877 and $6,184,172, respectively, were recognized as a component of accumulated other comprehensive loss, respectively.

Foreign Currency

Foreign currency

Foreign currency translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The functional currency of the Company’s Hong Kong-based and the Cayman-based parent is the U.S. dollar. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included as a separate component of accumulated other comprehensive loss.

Foreign operations translation

In translating the financial statements of the Company’s PRC subsidiaries from their functional currency into the Company’s reporting currency of United States dollars, consolidated balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive loss in shareholders’ equity. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s consolidated financial condition in terms of U.S. Dollar reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	June 30, 2025	June 30, 2024	June 30, 2023
Year-end spot rate	US$1= 7.1586 RMB	US$1= 7.1268 RMB	US$1= 7.2258 RMB
Average rate	US$1= 7.1518 RMB	US$1= 7.1249 RMB	US$1= 6.9890 RMB

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Company’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Company’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Company’s four segments are installation & maintenance, housekeeping, senior care services, and educational consulting services. The Company launched senior care services and started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the year ended June 30, 2023.

Commitments and contingencies

Commitments and contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. There are no known commitments or contingencies as of June 30, 2025 and 2024.

Concentration of risks

Concentration of risks

Exchange rate risks

The Company’s Chinese subsidiaries may be exposed to significant foreign currency risks from exchange rate fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of June 30, 2025 and 2024, the RMB denominated cash and cash equivalents amounted to $173,009,847 and $100,782,851, respectively.

Currency convertibility risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China.

Risks and uncertainties

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In July 2024, the FASB issued ASU 2024-03, Income Statement — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to provide more detailed disaggregation of certain expense line items presented in the income statement, including the amounts related to employee compensation, depreciation, amortization, and inventory and manufacturing expense, among others. The objective of this update is to enhance the transparency and decision-usefulness of expense information provided to investors. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statement disclosures and expects the standard will primarily affect the level of expense disaggregation presented in the notes to the consolidated financial statements rather than recognition or measurement.

In January 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-01 — Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company expects the adoption on this ASU will not have a material effect on the Company's consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The Board developed the new guidance in conjunction with the Private Company Council to address concerns from stakeholders that estimating expected credit losses can be costly and complex for such transactions. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company expects the adoption on this ASU will not have a material effect on the Company's consolidated financial statements.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expect the adoption on this ASU will not have a material effect on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and other comprehensive loss and statements of cash flows.